EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of classes of share capital
The following table provides a continuity of GP Units and LP Units outstanding for the years ended December 31, 2024 and 2023:

	GP Units		LP Units (1)		Total
UNITS	2024	2023	2024	2023	2024	2023
Authorized and issued
Opening balance	4	4	74,281,763	74,612,503	74,281,767	74,612,507
Repurchased and canceled	—	—	—	(331,875)	—	(331,875)
Conversion from BBUC exchangeable shares	—	—	4	1,135	4	1,135
Balance as at December 31	4	4	74,281,767	74,281,763	74,281,771	74,281,767
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(1)Included in the LP Units that Brookfield Holders beneficially own as of December 31, 2024 is 25,227,971 LP units held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.

	Redemption-Exchange Units held by Brookfield Holders (1)
UNITS	2024	2023
Authorized and issued
Opening balance	69,705,497	69,705,497
Balance as at December 31	69,705,497	69,705,497
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(1)Included in the Redemption-Exchange Units that Brookfield Holders beneficially own as of December 31, 2024 is 18,105,781 Redemption-Exchange Units in Brookfield Business L.P. held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.

	BBUC exchangeable shares (1)
SHARES	2024	2023
Opening balance	72,954,450	72,955,585
Converted to LP Units	(4)	(1,135)
Balance as at December 31	72,954,446	72,954,450
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(1)Included in the BBUC exchangeable shares that Brookfield Holders beneficially own as of December 31, 2024 is 10,317,747 BBUC exchangeable shares held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.

	Special Limited Partner Units held by Brookfield
UNITS	2024	2023
Authorized and issued
Opening balance	4	4
Balance as at December 31	4	4

	Preferred securities held by Brookfield
($US MILLIONS)	2024	2023
Authorized and issued	$740	$1,490
Redemptions during the year	—	(750)
Balance as at December 31	$740	$740